CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities :
Net Loss	¥ (82,971)	$ (11,687)	¥ (166,490)	¥ (101,945)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investment				700
Impairment of long-lived assets	1,515	213	19,743	0
Impairment of goodwill	0	0	69,853	0
Depreciation of property, equipment and software			2,140	3,298
Amortization of intangible assets			2,097	4,110
Share-based compensation	9,546	1,345	10,282	9,797
Allowance for doubtful accounts	4,768	672	8,143	17,796
Gain from long-term investments	(181)	(26)	(26)	(258)
Loss on disposal of property and equipment, subsidiary			218	429
Recognition of deferred income			(513)	(513)
Foreign exchange (gain)/ loss	259	37	(444)	149
Loss on changes in guarantee liabilities				1,542
Deferred income taxes			(5,451)
Change in fair value of warrant liability	(20,732)	(2,920)	(11,219)	0
Other income, net	(8,782)	(1,237)
Changes in operating assets and liabilities:
Accounts and notes receivable	20,439	2,879	(1,127)	6,504
Prepayment and other current assets	26,792	3,774	5,151	(4,177)
Accounts payable	(3,253)	(458)	(15,919)	7,782
Advance from customers	471	66	(11,706)	(6,065)
Salary and welfare benefits payable	(15,914)	(2,241)	(6,926)	(12,977)
Deferred revenue	(97)	(14)	(2,361)
Other taxes payable	(3,742)	(527)	2,905	(1,170)
Other current liabilities	(3,010)	(426)	(8,029)	(17,257)
Net cash used in operating activities	(74,892)	(10,550)	(109,679)	(92,255)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets			(212)	(968)
Cash paid for long-term investments				(2,250)
Cash received from maturity of time deposits				45,674
Cash received from disposal of long-term investments				5,400
Net cash generated from/ (used in) investing activities			(212)	47,856
Cash flows from financing activities:
Cash received from borrowings	20,400	2,873	6,169	10,000
Cash repayments of short-term borrowings	(6,428)	(905)	(8,454)	(3,000)
Proceeds of offering, net of listing fee			93,526
Net cash generated from financing activities	13,972	1,968	91,241	7,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	70	10	(1,805)	(5,048)
Net decrease in cash, cash equivalents and restricted cash	(60,850)	(8,572)	(20,455)	(42,447)
Cash, cash equivalents and restricted cash at beginning of the year	76,843	10,824	97,298	139,745
Including :
Cash and cash equivalents at the beginning of the year	69,895	9,845	63,461	109,916
Restricted cash at the beginning of the year	6,948	979	33,837	29,829
Cash, cash equivalents and restricted cash at end of the year	15,993	2,252	76,843	97,298
Including :
Cash and cash equivalents at the end of the year	9,600	1,347	69,895	63,461
Restricted cash at the end of the year	6,429	905	6,948	33,837
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(337)	(47)	(214)	¥ (182)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 2,813	$ 396	¥ 13,152